Equity - Schedule of Stockholders Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Shares issued, shares	548,015	3,354,080	3,459,680
Fair Value of Shares Issued	$ 353	$ 5,553	$ 5,632
Equity Raise [Member]
Shares issued, shares		3,331,280	3,331,280
Fair Value of Shares Issued		$ 5,515	$ 5,515
Minimum [Member] | Equity Raise [Member]
Fair Value at Issuance (per Share)		$ 1.40	$ 1.40
Maximum [Member] | Equity Raise [Member]
Fair Value at Issuance (per Share)		$ 2.00	$ 2.00
Consultant [Member]
Shares issued, shares	15,000
Fair Value of Shares Issued	$ 18
Board and Committee [Member]
Shares issued, shares	16,800	16,800	22,400	21,000
Fair Value of Shares Issued	$ 11	$ 28	$ 32	$ 44
Board and Committee [Member] | Minimum [Member]
Fair Value at Issuance (per Share)	$ 0.56	$ 1.58	$ 0.83	$ 1.40
Board and Committee [Member] | Maximum [Member]
Fair Value at Issuance (per Share)	0.85	$ 1.79	$ 1.79	$ 3.25
Consultants [Member]
Shares issued, shares		6,000	6,000	20,548
Fair Value of Shares Issued		$ 10	$ 10	$ 57
Consultants [Member] | Minimum [Member]
Fair Value at Issuance (per Share)	1.22	$ 1.56	$ 1.56	$ 1.40
Consultants [Member] | Maximum [Member]
Fair Value at Issuance (per Share)	$ 1.22	$ 1.56	$ 1.56	$ 3.42
Preferred Series A Conversion [Member]
Shares issued, shares	16,215
Fair Value of Shares Issued
Series A Preferred Stock [Member] | Minimum [Member]
Fair Value at Issuance (per Share)
Series A Preferred Stock [Member] | Maximum [Member]
Fair Value at Issuance (per Share)
Jackson Investment Group [Member]
Shares issued, shares	500,000
Fair Value of Shares Issued	$ 324
Jackson Investment Group LLC [Member]
Shares issued, shares			100,000	492,000
Fair Value of Shares Issued			$ 75	$ 899
Jackson Investment Group LLC [Member] | Minimum [Member]
Fair Value at Issuance (per Share)	$ 0.36		$ 0.75	$ 1.76
Jackson Investment Group LLC [Member] | Maximum [Member]
Fair Value at Issuance (per Share)	$ 0.092		$ 0.75	$ 1.93